Investment securities	12 Months Ended
Dec. 31, 2018
Investment securities (old to delete)
17 Investment securities
end of	2018	2017
Investment securities (CHF million)
Securities available-for-sale	2,911	2,191
Total investment securities	2,911	2,191
Investment securities by type
	2018				2017
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	2	0	0	2	199	13	0	212
Debt securities issued by foreign governments	821	7	0	828	1,215	21	0	1,236
Corporate debt securities	649	0	0	649	238	0	0	238
Residential mortgage-backed securities [1]	1,430	0	0	1,430	207	0	0	207
Commercial mortgage-backed securities	2	0	0	2	173	0	0	173
Debt securities available-for-sale	2,904	7	0	2,911	2,032	34	0	2,066
Banks, trust and insurance companies [2]	–	–	–	–	95	30	0	125
Equity securities available-for-sale [2]	–	–	–	–	95	30	0	125
Securities available-for-sale	2,904	7	0	2,911	2,127	64	0	2,191
1 Relate to the consolidation of RMBS securitization VIEs where the assets are carried at fair value under the fair value option as are the VIEs’ liabilities recorded in long-term debt.
2
As a result of the adoption of ASU 2016-01, equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	2018			2017		2016
in	Debt securities	Equity securities	[1]	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	255	–		7	7	9	4
Realized gains	8	–		0	0	0	0
1
As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2018 (CHF million, except where indicated)
Due within 1 year	844	850	0.72
Due from 1 to 5 years	8	8	4.30
Due from 5 to 10 years	620	621	0.83
Due after 10 years	1,432	1,432	2.45
Total debt securities	2,904	2,911	1.61

Bank
Investment securities (old to delete)
16 Investment securities
end of	2018	2017
Investment securities (CHF million)
Securities available-for-sale	2,909	2,189
Total investment securities	2,909	2,189
Investment securities by type
	2018				2017
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	0	0	0	0	197	13	0	210
Debt securities issued by foreign governments	821	7	0	828	1,215	21	0	1,236
Corporate debt securities	649	0	0	649	238	0	0	238
Residential mortgage-backed securities [1]	1,430	0	0	1,430	207	0	0	207
Commercial mortgage-backed securities	2	0	0	2	173	0	0	173
Debt securities available-for-sale	2,902	7	0	2,909	2,030	34	0	2,064
Banks, trust and insurance companies [2]	–	–	–	–	95	30	0	125
Equity securities available-for-sale [2]	–	–	–	–	95	30	0	125
Securities available-for-sale	2,902	7	0	2,909	2,125	64	0	2,189
1 Relate to the consolidation of RMBS securitization VIEs where the assets are carried at fair value under the fair value option as are the VIEs’ liabilities recorded in long-term debt.
2
As a result of the adoption of ASU 2016-01, equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	2018			2017		2016
in	Debt securities	Equity securities	[1]	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	255	–		7	7	9	4
Realized gains	8	–		0	0	0	0
1
As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2018 (CHF million)
Due within 1 year	844	850	0.72
Due from 1 to 5 years	6	6	4.54
Due from 5 to 10 years	620	621	0.83
Due after 10 years	1,432	1,432	2.45
Total debt securities	2,902	2,909	1.61